Income Taxes	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 10 — Income Taxes

The Company is taxed as a C Corporation. The historical audited financial results and other Predecessor financial information included herein reflect the Predecessor results as a limited liability company, which was taxed as a partnership for federal income tax purposes and not at the entity level. Following the Business Combination, the Company is treated as a disregarded entity; therefore, the financial results include the effects of federal and state income taxes at the parent level.
The provision for income taxes for the 2016 Successor period consists of the following:

Successor
(in thousands)	July 20, 2016 through September 30, 2016
Current
U.S. Federal	$319
State and local	71
Total current	390
Deferred tax benefit
U.S. Federal	(2,667)
State and local	—
Total deferred tax benefit	(2,667)
Provision (benefit) for income taxes	$(2,277)
Prior to the Business Combination, the Company had a deferred tax asset of $2.3 million which was offset by an equivalent valuation allowance. The valuation allowance was recorded due to management’s assumptions and judgments regarding the recoverability of the deferred tax asset, based on the more likely than not criterion. Upon the consummation of the Business Combination, management determined that no valuation allowance was required and it was reversed. This resulted in $2.3 million of deferred income tax benefit, and an unusually high effective tax rate of 364.6%, within the Successor period from July 20, 2016 through September 30, 2016. No valuation allowance was required as of September 30, 2016.
The components of deferred tax assets (liabilities) were as follows:

Successor
(in thousands)	July 20, 2016 through September 30, 2016
Deferred tax assets
Accrued expenses	$476
Allowance for doubtful accounts	126
Intangibles	456
Goodwill	6,712
Startup costs	180
Total deferred tax assets	7,950
Deferred tax liabilities
Fixed assets	(4,902)
Total deferred tax liabilities	(4,902)
Net deferred tax asset	$3,048
The Company performed an analysis of its tax positions and determined that no material uncertain tax positions exist. Accordingly, there is no liability for uncertain tax positions as of September 30, 2016. Based on the provisions of ASC 740-10, the Company had no material unrecognized tax benefits as of September 30, 2016.
A reconciliation of the federal statutory income tax rate to the Company’s effective tax rate is as follows:

Successor
As of September 30, 2016
Federal statutory income tax rate	34.0%
State income taxes, net of federal tax effect	4.6%
Change in valuation allowance	372.8%
Nondeductible expenses	-46.8%
Effective tax rate	364.6%